Equity (Details) - USD ($)																						1 Months Ended				3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2026	May 06, 2026	Feb. 28, 2026	Feb. 26, 2026	Feb. 19, 2026	Feb. 18, 2026	Feb. 11, 2026	Jan. 31, 2026	Jan. 01, 2026	Dec. 12, 2025	Jul. 31, 2025	Jul. 14, 2025	Apr. 30, 2025	Mar. 31, 2025	Nov. 18, 2024	Oct. 28, 2024	Jun. 30, 2024	Jun. 05, 2024	Mar. 07, 2024	Jul. 06, 2023	May 23, 2023	Jan. 31, 2026	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2026	Jun. 05, 2025	Jun. 04, 2025	May 29, 2025	Mar. 26, 2025	Feb. 26, 2025	Jan. 09, 2025	Jan. 06, 2025	Dec. 15, 2024	Dec. 13, 2024	Oct. 09, 2023
Equity [Line Items]
Common stock, shares authorized																							100,000,000			100,000,000				100,000,000			100,000,000	100,000,000
Preferred stock, shares authorized																							10,000,000							10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)																							$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars)
Percentage of common stock issued and outstanding																																	50.00%
Conversion price per share (in Dollars per share)																												$ 11.25					$ 1	$ 11.25
Equity method investment (in Dollars)																							$ 10,636,544											$ 10,636,544
Deemed contribution (in Dollars)																												$ 162,473					$ 162,473
Redemption, net of payables due to lab services (in Dollars)														$ 632,916														632,916
Total redemption (in Dollars)																												13,377,916
Gross proceeds (in Dollars)												$ 450,500
Offering expenses (in Dollars)												$ 25,000
Number of exchange shares																					5,000					100,000							100,000
Share issued																							1,445,979			8,327,076				4,857,476			4,857,476	1,445,979
Net proceeds (in Dollars)																																		$ 2,857,852
Purchase common stock												121,200
Purchase of warrants												832,576						80,000					72,000											72,000											2,917
Stock price per share (in Dollars per share)												$ 2.35					$ 1									$ 1.09
Risk-free rate												4.01%														3.57%					4.29%
Volatility rate												91.10%														108.52%					105.10%
Expected life term												5 years														5 years					3 years
Dividend yield rate												0.00%														0.00%					0.00%	0.00%
Warrants (in Dollars)												$ 354,297														$ 3,154,455
Pre-funded warrants (in Dollars)												25,000																					475,500
Stock-based compensation expense (in Dollars)																															$ 1,829,871
Accrued liabilities (in Dollars)																											$ 42,385				42,385
Exercise price (in Dollars per share)																		$ 7.5					$ 9.75											$ 9.75											$ 27
Share price (in Dollars per share)			$ 0.51
Aggregate fair value of the options granted (in Dollars)																											6,115				6,115
Professional fees (in Dollars)																										1,581,951		1,632,215					5,254,207	$ 1,590,268
Fair values of warrants (in Dollars)																										1,276,889		114,360					(538,213)	(374,365)
Convertible debt issuance costs (in Dollars)																										$ 168,459							54,186
Cancelled, warrants																		23,288
Warrants, exercised													87,250		6,278
Common shares																	551,474									318,628
Percentage of common warrant			9.99%
Percentage of common stok outstanding			4.99%																							4.99%
Percentage of aggregate gross proceeds			1.00%																							1.00%
Percentage of aggregate common shares																										5.00%
Fair value (in Dollars)																										$ 294,001
Stock based compensation expense (in Dollars)																										319,819
Accrued liabilities (in Dollars)																							$ 17,703			96,600				$ 34,851			34,851	17,703
Prepaid expense (in Dollars)																										28,272				$ 33,743			33,743
Unpaid interest (in Dollars)																	$ 5,524									82,029		$ 81,956					$ 320,282	$ 325,486
Roth Capital Partners, LLC [Member]
Equity [Line Items]
Sale of stock																									281,843
Aggregate offering price amount (in Dollars)																									$ 3,500,000
Average price (in Dollars per share)																									$ 10.14
Net proceeds (in Dollars)																									$ 2,544,311
Offering costs (in Dollars)																									$ 313,541
Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)												18,628														763,614
Pre-funded warrants (in Dollars)																										786,601
Additional paid-in capital (in Dollars)												$ 6,372														$ 22,987
Share price (in Dollars per share)			$ 0.5099																							$ 0.0001
cccshares			5,882,353
Purchase of aggregate shares (in Dollars)			$ 6,372,550
Gross proceeds (in Dollars)			$ 3,249,412
Percentage of common warrant																										9.99%
First Warrant [Member]
Equity [Line Items]
Purchase of warrants																		66,667
Exercise price (in Dollars per share)																		$ 9.75						$ 30
Warrant to purchase																		66,667						8,750
Second Warrant [Member]
Equity [Line Items]
Purchase of warrants																		80,000																		621,353
Exercise price (in Dollars per share)																		$ 7.5						$ 19.5
Warrant to purchase																		80,000						8,077
Warrants Issued in March 2024 [Member]
Equity [Line Items]
Risk-free rate																			4.07%
Expected life term																			5 years
Dividend yield rate																			0.00%
Exercise price (in Dollars per share)																			$ 30
Fair values of warrants (in Dollars)																			$ 9,450
Stock price (in Dollars per share)																			$ 6
Volatility rate																			85.24%
Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants																		5,333
Risk-free rate																		4.31%
Volatility rate																		85.72%
Expected life term																		5 years
Dividend yield rate																		0.00%
Exercise price (in Dollars per share)														$ 7.5				$ 9.75										$ 7.5
Fair values of warrants (in Dollars)														$ 80,000				$ 72,000
Stock price (in Dollars per share)																		$ 10.39
Convertible debt issuance costs (in Dollars)																		$ 39,221
Series A-2 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																										$ 1.09
Risk-free rate																										3.42%
Volatility rate																										147.59%
Expected life term																										1 year 6 months
Dividend yield rate																										0.00%
Common shares			6,372,550
Warrant term			5 years																							5 years
Fair value (in Dollars)																										$ 5,328,870
Warrant [Member]
Equity [Line Items]
Purchase of warrants																							4,060											4,060											12,834
Exercise price (in Dollars per share)																										$ 0.51																			$ 37.5
Fair value warrants																		80,000
Fair values of warrants (in Dollars)																				$ 3,000	$ 9,000													$ 2,880
Series A-1 warrants [Member]
Equity [Line Items]
Stock price per share (in Dollars per share)																										$ 1.09
Risk-free rate																										3.57%
Volatility rate																										108.52%
Expected life term																										5 years
Dividend yield rate																										0.00%
Share price (in Dollars per share)			$ 0.6375																							$ 0.6375
Fair value (in Dollars)																										$ 6,009,845
Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.5099
Common shares			490,197
cccshares			5,882,353
Purchase of aggregate shares (in Dollars)			$ 6,372,550
Percentage of common warrant			9.99%
Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage																																								40.00%
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																										10,000,000
Common Stock [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																	(50.00%)
Consideration issuable shares																																	1
Number of exchange shares																206,033																		145,153
Share issued								1,268,672					429,181		42,381							1,268,672
Fair market values (in Dollars)																															1,880,786
Share price (in Dollars per share)																																					$ 3.53
Warrants, exercised																										1,268,672		186,877					429,181	42,381
Common shares				0.51																						505,000
Percentage of aggregate common shares			5.00%
Prepaid expense (in Dollars)																										$ 106,381
Common Stock [Member] | First Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																				$ 67.5
Common Stock [Member] | Series A-1 warrants [Member]
Equity [Line Items]
Common shares			318,628
Common Stock [Member] | Pre-funded Warrants Issued [Member]
Equity [Line Items]
Share issued								354,257														354,257
Share price (in Dollars per share)			$ 0.0001
Common shares			6,372,550
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants												354,300
Subsequent Event [Member]
Equity [Line Items]
Purchase of aggregate shares (in Dollars)						$ 9
Gross proceeds (in Dollars)					$ 207,000		$ 207,000
Subsequent Event [Member] | Wenzhao Lu [Member]
Equity [Line Items]
Number of exchange shares		2,074,689
Subsequent Event [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Warrants (in Dollars)																																			$ 165
Fair value warrants																																			1,649,353
Subsequent Event [Member] | Warrant [Member]
Equity [Line Items]
cccshares			1,268,672
Subsequent Event [Member] | Common Stock [Member]
Equity [Line Items]
cccshares				5,882,353
Subsequent Event [Member] | Common Stock [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Fair value warrants				6,372,550
Subsequent Event [Member] | Common Stock [Member] | Series A-1 warrants [Member]
Equity [Line Items]
Fair value warrants				6,372,550
Equity Option [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars)																											470,350		$ 60,000		(51,159)	$ 14,829
Aggregate intrinsic value of both stock options outstanding a (in Dollars)																										0					0
Compensation and related benefits (in Dollars)																															19,878	$ 31,281
Professional fees (in Dollars)																															28,238
Aggregate intrinsic value (in Dollars)																										$ 11,000
Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock shares issued (in Dollars)												$ 475,500
Purchase of warrants												354,300
Warrant [Member]
Equity [Line Items]
cashless exercised			1,733,571
Private Placement [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.51
Common shares			490,197
Percentage of aggregate gross proceeds			7.00%																							7.00%
Private Placement [Member] | Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)			$ 0.51
Common shares			490,197
Private Placement [Member] | Subsequent Event [Member]
Equity [Line Items]
Number of exchange shares				490,197
RPM [Member]
Equity [Line Items]
Percentage of own in excess										100.00%
Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																	10.00%
July 2025 Convertible Note [Member]
Equity [Line Items]
Share issued											10,000
Fair market values (in Dollars)								$ 545,950			$ 26,800
Unpaid interest (in Dollars)																										$ 23,192		$ 81,956
June 2024 Convertible Note [Member]
Equity [Line Items]
Number of exchange shares																		26,800
Purchase of warrants																		146,667
Exercise price (in Dollars per share)																																				$ 7.5
Converted principal amount (in Dollars)																							$ 288,223
Unpaid interest (in Dollars)																																	$ 320,282	$ 325,486
June 2024 Convertible Note [Member] | Warrant [Member]
Equity [Line Items]
Number of exchange shares																		26,800
Purchase of warrants														80,000				146,667										80,000		72,000			72,000			80,000
Exercise price (in Dollars per share)																														$ 9.75			$ 9.75
June 2024 Convertible Note [Member] | Conversion Share [Member]
Equity [Line Items]
Converted principal amount (in Dollars)																																	$ 2,010,827
Unpaid interest (in Dollars)																																	$ 233,795
Preferred stock converted																																	2,244,622
Share price (in Dollars per share)																														1			$ 1
Related Party [Member]
Equity [Line Items]
Unpaid interest (in Dollars)																																		$ 42,445
Related Party [Member] | Finder’s fee [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																		$ 9.75	$ 30
Warrant to purchase																		5,333	700
Mast Hill [Member]
Equity [Line Items]
Purchase of warrants																							9,000											9,000
Exercise price (in Dollars per share)																														$ 9.75			$ 9.75
Fair value warrants																														5,333			5,333
Fair values of warrants (in Dollars)																																	$ 1,854	$ 3,714
Mast Hill [Member] | Second Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																														$ 7.5			$ 7.5
Fair value warrants																														80,000			80,000
Fair values of warrants (in Dollars)																																	$ 32,175
Mast Hill [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants																			8,750
Exercise price (in Dollars per share)																			$ 30
Convertible note payable (in Dollars)																			$ 20,374
Mast Hill [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Purchase of warrants																		66,667
Exercise price (in Dollars per share)																		$ 9.75
Convertible note payable (in Dollars)																		$ 418,194
Mast Hill [Member] | Warrant [Member]
Equity [Line Items]
Purchase of warrants													66,667	8,333				72,000	9,450		9,000		9,450					8,333						9,450					3,500						7,560
Exercise price (in Dollars per share)																		$ 9.75	$ 30		$ 67.5																								$ 37.5
Fair value warrants																		152,000	9,450		9,000																								7,560
Fair values of warrants (in Dollars)																																		$ 8,191
Mast Hill [Member] | June 2024 Convertible Note [Member]
Equity [Line Items]
Purchase of warrants																														72,000			72,000
Exercise price (in Dollars per share)																																											$ 0.01
Converted principal amount (in Dollars)																						$ 545,950								$ 2,010,827
Mast Hill [Member] | June 2024 Convertible Note [Member] | Subsequent Event [Member]
Equity [Line Items]
Converted principal amount (in Dollars)									$ 545,949
Third Party [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Purchase of warrants																			700
Exercise price (in Dollars per share)																			$ 30
Convertible note payable (in Dollars)																			$ 1,679
Third Party [Member] | Warrants Issued in June 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																		$ 9.75
Warrants Exercised [Member] | Equity Option [Member]
Equity [Line Items]
Aggregate intrinsic value (in Dollars)																										281,000	$ 0				$ 0
Convertible Debt [Member]
Equity [Line Items]
Number of exchange shares																																		33,800
Common stock shares issued (in Dollars)																										$ 522,800								$ 320,546
Minimum [Member]
Equity [Line Items]
Conversion percentage																										80.00%							80.00%
Risk-free rate																																3.47%
Volatility rate																																83.10%
Expected life term																																3 years
Minimum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			4.99%																														4.99%
Maximum [Member]
Equity [Line Items]
Risk-free rate																																4.79%
Expected life term																																5 years
Maximum [Member] | Series A-2 warrants [Member]
Equity [Line Items]
Percentage of common warrant			9.99%																							9.99%
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 9,000,000											$ 9,000,000							$ 9,000,000
Percentage of common stock issued and outstanding																																	100.00%
Conversion price per share (in Dollars per share)																														$ 150			$ 150
Conversion percentage																																	90.00%
Preferred stock, shares issued																							9,000							0			0	9,000
Preferred stock, shares outstanding																							9,000							0			0	9,000
Issued shares																																									9,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																														15,000			15,000
Preferred stock, par value (in Dollars per share)																														$ 0.0001			$ 0.0001
Series A Convertible Preferred Stock [Member] | Convertible Debt Note [Member]
Equity [Line Items]
Conversion price																																	10.00%
Series A Convertible Preferred Stock [Member] | Mr. Lu [Member]
Equity [Line Items]
Issued shares										9,000
Series A Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																														$ 1,000			$ 1,000
Series D Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																										5,000
Preferred stock, par value (in Dollars per share)																																										$ 0.0001
Preferred stock, stated value (in Dollars)																										$ 3,067,000				$ 3,790,000			$ 3,790,000									$ 1,000
Percentage of common stock issued and outstanding																																	100.00%
Conversion price per share (in Dollars per share)																										$ 2.41	$ 2.41			$ 2.41	$ 2.41		$ 2.41
Preferred stock, shares issued																							0			5,000				5,000			5,000	0							5,000
Preferred stock, shares outstanding																							0			5,000				5,000			5,000	0
Issued shares										5,000																															5,000
Equity method investment (in Dollars)										$ 9,000,000
Deemed contribution (in Dollars)																															$ 162,473		$ 162,473
Series D Preferred Stock [Member] | Avalon Lab [Member]
Equity [Line Items]
Equity interest, percentage														40.00%														40.00%
Series D Preferred Stock [Member] | Subsequent Event [Member] | Wenzhao Lu [Member]
Equity [Line Items]
Number of cancelled shares		5,000
Series D Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares outstanding																														5,000			5,000
Percentage of own in excess																														4.99%			4.99%
Series D Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																														$ 2.41			$ 2.41
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share)																														$ 0.0001			$ 0.0001
Preferred stock, stated value (in Dollars)																														$ 1,000			$ 1,000
Conversion price per share (in Dollars per share)																														$ 56.7			$ 56.7
Equity method investment (in Dollars)														$ 11,029,221														$ 11,029,221
cccshares																														194,004			194,004
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																														15,000			15,000
Series B Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)																							$ 11,000,000											$ 11,000,000
Percentage of common stock issued and outstanding																																	100.00%
Conversion price per share (in Dollars per share)																														$ 56.7			$ 56.7
Preferred stock, shares issued																							11,000							0			0	11,000
Preferred stock, shares outstanding																							11,000							0			0	11,000
Conversion price per share (in Dollars per share)																																	$ 56.7
Equity method investment (in Dollars)																																								$ 11,000,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, stated value (in Dollars)														2,348,695														$ 2,348,695
Preferred stock converted																												(11,000)					(11,000)
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Equity [Line Items]
Equity method investment (in Dollars)														11,000,000														$ 11,000,000
Payment of closing the redemption (in Dollars)														$ 1,745,000														$ 1,745,000
Series B Holder [Member]
Equity [Line Items]
Percentage of common stock issued and outstanding																																	50.00%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																										10,000,000				10,000,000			10,000,000											10,000
Preferred stock, par value (in Dollars per share)																										$ 0.0001				$ 0.0001			$ 0.0001											$ 0.0001
Preferred stock, stated value (in Dollars)																																												$ 1,000
Percentage of common stock issued and outstanding																																	100.00%
Conversion price per share (in Dollars per share)																										$ 2.41				$ 2.41			$ 2.41
Preferred stock, shares issued																							3,500			3,077				3,800			3,800	3,500
Preferred stock, shares outstanding																							3,500			3,077				3,800			3,800	3,500
Percentage of stated value of preferred stock																										100.00%
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																												10,000
Preferred stock, par value (in Dollars per share)																																												$ 0.0001
Preferred stock, stated value (in Dollars)																																												$ 1,000
Preferred stock, shares issued																							3,500							3,800			3,800	3,500
Preferred stock, shares outstanding																							3,500							3,800			3,800	3,500
Series C Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																														5,000			5,000
Percentage of own in excess																										19.99%				19.99%			19.99%
Series C Convertible Preferred Stock [Member] | Minimum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																														19.99%			19.99%					19.99%
Series C Convertible Preferred Stock [Member] | Maximum [Member] | Conversion Share [Member]
Equity [Line Items]
Percentage of own in excess																														4.99%			4.99%					4.99%
Series E Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized										19,500
Preferred stock, stated value (in Dollars)										$ 14,916,753																$ 14,916,753				$ 14,916,753			$ 14,916,753
Conversion price per share (in Dollars per share)																										$ 1.5				$ 1.5			$ 1.5
Preferred stock, shares issued										19,500													0			19,500				19,500			19,500	0
Preferred stock, shares outstanding																							0			19,500				19,500			19,500	0
Series E Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized										19,500
Preferred stock, par value (in Dollars per share)										$ 0.0001
Preferred stock, stated value (in Dollars)										$ 1,000
Conversion price per share (in Dollars per share)										$ 1.5
Preferred stock, shares issued										19,500
Conversion price per share (in Dollars per share)	$ 1.5									$ 1.5
Percentage of share value										100.00%
Percentage of stated value of preferred stock																										100.00%
Series E Convertible Preferred Stock [Member] | Affiliates [Member]
Equity [Line Items]
Percentage of own in excess										4.99%																4.99%
Series C Convertible Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)											$ 2.41												$ 2.41											$ 2.41
Sale of stock											300																							3,500
Preferred stock and received proceeds (in Dollars)																																		$ 3,500,000
Gross proceeds (in Dollars)											$ 290,000
Offering expenses (in Dollars)											$ 10,000
Conversion of shares																										300,000
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																										3,077				3,800			3,800
Preferred stock, shares outstanding																										3,077				3,800			3,800
Preferred stock converted																										723
Common Stock [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Gross proceeds (in Dollars)												$ 121,203														$ 94,957
Pre-funded warrants [Member]
Equity [Line Items]
Purchase of warrants																																											150,000
Exercise price (in Dollars per share)																																											$ 0.01
Warrant [Member] | Warrants Issued in March 2024 [Member]
Equity [Line Items]
Exercise price (in Dollars per share)																			$ 30
Fair value warrants																			9,450
Series D Convertible Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares authorized																																										5,000
Preferred stock, par value (in Dollars per share)																																										$ 0.0001
Preferred stock, stated value (in Dollars)																										$ 8,837,527				$ 8,837,527			$ 8,837,527									$ 1,000
Preferred stock, shares issued																										5,000				19,500			19,500
Preferred stock, shares outstanding																										5,000				19,500			19,500
Percentage of stated value of preferred stock																										100.00%
Series D Convertible Preferred Stock [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued																														5,000			5,000
Preferred stock, shares outstanding																														5,000			5,000
Series D Convertible Preferred Stock [Member] | Conversion Share [Member]
Equity [Line Items]
Preferred stock, shares issued																										19,500
Preferred stock, shares outstanding																										19,500
Percentage of own in excess																										4.99%
Series D Convertible Preferred Stock [Member] | Conversion Share [Member] | Preferred Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)																										$ 2.41